DIVIDENDS ON ORDINARY SHARES - Disclosure of Dividends on Ordinary Shares Declared and Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)	£ 4.22	£ 4.93	£ 3.26
Dividends declared and paid	£ 1,311	£ 1,530	£ 1,014
First interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)	£ 1.78	£ 1.32	£ 1.25
Dividends declared and paid	£ 554	£ 410	£ 389
Second interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)	£ 2.44	£ 3.61	£ 2.01
Dividends declared and paid	£ 757	£ 1,120	£ 625